SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance at the beginning of year	$ 175,676	$ 16,818
Additions		175,676
Deconsolidation of a subsidiary	(175,676)
Written off		(16,818)
Balance at the end of year		$ 175,676